Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Vendors and Note Holders [Member] Common Stock [Member]	Vendors and Note Holders [Member] Additional Paid-in Capital [Member]	Vendors and Note Holders [Member] Retained Earnings [Member]	Vendors and Note Holders [Member] AOCI Attributable to Parent [Member]	Vendors and Note Holders [Member] Noncontrolling Interest [Member]	Vendors and Note Holders [Member]	Vendors and Officers [Member] Common Stock [Member]	Vendors and Officers [Member] Additional Paid-in Capital [Member]	Vendors and Officers [Member] Retained Earnings [Member]	Vendors and Officers [Member] AOCI Attributable to Parent [Member]	Vendors and Officers [Member] Noncontrolling Interest [Member]	Vendors and Officers [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Common Stock [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Additional Paid-in Capital [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Retained Earnings [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] AOCI Attributable to Parent [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member] Noncontrolling Interest [Member]	Warrants Issued in Conjunction with Convertible Notes and Letter of Credit [Member]	Warrants Issued for Financing Fees [Member] Common Stock [Member]	Warrants Issued for Financing Fees [Member] Additional Paid-in Capital [Member]	Warrants Issued for Financing Fees [Member] Retained Earnings [Member]	Warrants Issued for Financing Fees [Member] AOCI Attributable to Parent [Member]	Warrants Issued for Financing Fees [Member] Noncontrolling Interest [Member]	Warrants Issued for Financing Fees [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2014																									82,909,300
Balance at Dec. 31, 2014																									$ 55,293	$ 78,511,529	$ (79,019,719)		$ 60,627	$ (392,270)
Issuance of stock in exchange for Clyra shares (in shares)																									1,640,000
Issuance of stock in exchange for Clyra shares																									$ 1,099	(1,099)
Conversion of equity to notes payable (in shares)																									(530,000)
Conversion of equity to notes payable																									$ (355)	(211,662)				(212,017)
Issuance of common stock to vendors and interest to note holders (in shares)	631,643						738,837
Issuance of common stock to vendors and interest to note holders	$ 530	$ 359,834				$ 360,364	$ 496	$ 309,479				$ 309,975																		670,339
Conversion of 2015 Unit offering notes into shares of common stock (in shares)																									258,236
Conversion of 2015 Unit offering notes into shares of common stock																									$ 173	64,386				64,559
Stock option compensation expense																										1,831,313				1,831,313
Warrants issued														$ 3,474,721				$ 3,474,721		$ 72,320				$ 72,320
Investment into Clyra Medical Technologies																													750,000	750,000
Net loss																											(5,055,976)		(21,054)	(5,077,030)
Foreign translation adjustment																												(40,567)		(40,567)
Balance (in shares) at Dec. 31, 2015																									85,648,015
Balance at Dec. 31, 2015																									$ 57,236	84,410,821	(84,075,695)	(40,567)	789,573	$ 1,141,368
Issuance of stock in exchange for Clyra shares (in shares)																									2,818,271					2,818,271
Issuance of stock in exchange for Clyra shares																									$ 1,892	862,117				$ 864,009
Issuance of common stock to vendors and interest to note holders (in shares)	2,342,264
Issuance of common stock to vendors and interest to note holders	$ 1,599	$ 991,479				$ 993,078																								993,078
Conversion of 2015 Unit offering notes into shares of common stock (in shares)																									2,167,420
Conversion of 2015 Unit offering notes into shares of common stock																									$ 1,452	587,919				589,371
Stock option compensation expense																										751,113				751,113
Warrants issued														$ 3,006,325				$ 3,006,325
Net loss																											(7,839,731)		(234,604)	(8,074,335)
Foreign translation adjustment																												(41,127)		(41,127)
Balance (in shares) at Dec. 31, 2016																									92,975,970
Balance at Dec. 31, 2016																									$ 62,179	$ 90,609,774	$ (91,915,426)	$ (81,694)	$ 554,969	$ (770,198)